Intangibles	12 Months Ended
Dec. 31, 2013
Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

8. Intangibles

				December 31, 2013
	Cost	Accumulated amortization	Net book value	Additions (including adjustments)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$235,369	$160,847	$74,522	$74	5.00
Customer lists	243,961	131,112	112,849	1,241	7.50
Non-competition agreements	11,171	4,919	6,252	(315)	3.50
Transfer station permits	27,708	6,973	20,735	-	-
Trade-names	12,598	6,878	5,720	-	-
	$530,807	$310,729	$220,078	$1,000

				December 31, 2012
	Cost	Accumulated amortization	Net book value	Additions (including adjustments)	Weighted average amortization period of additions (expressed in years)

Customer collection contracts	$249,308	$150,337	$98,971	$23,675	3.83
Customer lists	247,553	104,833	142,720	42,221	6.60
Non-competition agreements	31,602	20,932	10,670	6,990	4.54
Transfer station permits	34,415	6,837	27,578	5,570	20.00
Trade-names	13,142	5,234	7,908	2,377	3.67
	$576,020	$288,173	$287,847	$80,833

Adjustments to the fair value of certain assets, occurring in the measurement period, and acquired in the prior year, resulted in a $400 decline to non-competition agreements for the year ended December 31, 2013 (2012 - $572 and $531 increase to customer collection contracts and customer lists, respectively).

During the year, the Company requested the revocation of a transfer station permit in Canada and its request was approved by the Ontario Ministry of the Environment. In conjunction with the revocation, the transfer station permit recorded to intangible assets was immediately impaired. Accordingly, a $4,074 impairment loss was recorded to amortization expense on the statement of operations and comprehensive income or loss for the year ended December 31, 2013.

Intangible assets are expected to amortize in the next five years and thereafter as follows:

2014	$52,881
2015	42,877
2016	37,545
2017	32,020
2018	16,696
Thereafter	38,059
$220,078